Stockholders' Equity	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Stockholders' Equity
Stockholders’ Equity
Preferred Stock
In February 2010, the Company delivered notice to the holders of its 4.25% Convertible Perpetual Preferred Stock (the "Preferred Stock") that it was calling for the redemption of all 9,600,000 outstanding shares of Preferred Stock. Holders of the Preferred Stock were entitled to convert each share of Preferred Stock into 1.2600 shares of the Company’s Series A Common Stock, par value $0.0001 per share ("Common Stock"). Holders of the Preferred Stock elected to convert 9,591,276 shares of Preferred Stock into an aggregate of 12,084,942 shares of Common Stock. The 8,724 shares of Preferred Stock that remained outstanding after such conversions were redeemed by the Company for 7,437 shares of Common Stock, in accordance with the terms of the Preferred Stock. The Company paid cash in lieu of fractional shares.
Common Stock
The Company’s Board of Directors follows a policy of declaring, subject to legally available funds, a quarterly cash dividend on each share of Common Stock unless the Company’s Board of Directors, in its sole discretion, determines otherwise. The amount available to pay cash dividends is restricted by the Company’s Amended Credit Agreement, the 4.625% Notes, the 5.875% Notes and the 6.625% Notes.
In April 2011, the Company announced that its Board of Directors approved a 20% increase in the Company’s quarterly Common Stock cash dividend. The Board of Directors increased the quarterly dividend rate from $0.05 to $0.06 per share of Common Stock on a quarterly basis and $0.20 to $0.24 per share of Common Stock on an annual basis beginning in August 2011.
On April 23, 2012, the Company announced that its Board of Directors approved a 25% increase in the Company's quarterly Common Stock cash dividend. The Board of Directors increased the quarterly dividend rate from $0.06 to $0.075 per share of Common Stock on a quarterly basis and $0.24 to $0.30 per share of Common Stock on an annual basis beginning in August 2012.
Treasury Stock
The Company’s Board of Directors authorized the repurchase of Common Stock as follows:

Authorized Amount
(In $ millions)
February 2008	400
October 2008	100
April 2011	129
October 2012	264
As of December 31, 2012	893

The authorization gives management discretion in determining the timing and conditions under which shares may be repurchased. The repurchase program does not have an expiration date.
The share repurchase activity pursuant to this authorization is as follows:

	Year Ended December 31,				Total From February 2008 Through
	2012		2011	2010	December 31, 2012
Shares repurchased	1,059,719	(1)	652,016	1,667,592	13,142,527
Average purchase price per share	$42.44		$46.99	$28.77	$38.14
Amount spent on repurchased shares (in millions)	$45		$31	$48	$501
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(1)
Excludes 5,823 shares withheld from employee to cover statutory minimum withholding requirements for personal income taxes related to the vesting of restricted stock. Restricted stock is considered outstanding at the time of issuance and therefore, the shares withheld are treated as treasury shares.

The purchase of treasury stock reduces the number of shares outstanding and the repurchased shares may be used by the Company for compensation programs utilizing the Company’s stock and other corporate purposes. The Company accounts for treasury stock using the cost method and includes treasury stock as a component of stockholders’ equity.
Other Comprehensive Income (Loss), Net

	Year Ended December 31,
	2012			2011			2010
	Gross Amount	Income Tax (Provision) Benefit	Net Amount	Gross Amount	Income Tax (Provision) Benefit	Net Amount	Gross Amount	Income Tax (Provision) Benefit	Net Amount
	As Adjusted (Note 2)
	(In $ millions)
Unrealized gain (loss) on marketable securities	—	—	—	—	—	—	—	(1)	(1)
Foreign currency translation	13	(8)	5	(29)	2	(27)	26	11	37
Unrealized gain (loss) on interest rate swaps	10	(3)	7	37	(10)	27	32	(15)	17
Pension and postretirement benefits	(12)	1	(11)	(2)	2	—	2	—	2
Total	11	(10)	1	6	(6)	—	60	(5)	55

Adjustments to Accumulated other comprehensive income (loss), net, are as follows:

	Unrealized Gain (Loss) on Marketable Securities	Foreign Currency Translation	Unrealized Gain (Loss) on Interest Rate Swaps	Pension and Postretirement Benefits	Accumulated Other Comprehensive Income (Loss), Net
	As Adjusted (Note 2)
	(In $ millions)
As of December 31, 2009	—	(38)	(101)	(6)	(145)
Current period change	—	26	32	2	60
Income tax (provision) benefit	(1)	11	(15)	—	(5)
As of December 31, 2010	(1)	(1)	(84)	(4)	(90)
Current period change	—	(29)	37	(2)	6
Income tax (provision) benefit	—	2	(10)	2	(6)
As of December 31, 2011	(1)	(28)	(57)	(4)	(90)
Current period change	—	13	10	(12)	11
Income tax (provision) benefit	—	(8)	(3)	1	(10)
As of December 31, 2012	(1)	(23)	(50)	(15)	(89)